The Cook & Bynum Fund
THE COOK & BYNUM FUND SUMMARY
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses you may pay if you buy and hold shares of The Cook & Bynum Fund (the "Fund").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	The Cook & Bynum Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of the total amount on shares redeemed within 60 days of the date of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		The Cook & Bynum Fund
Management Fee		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.03%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.54%
Fee Reduction and/or Expense Reimbursement	[2]	(0.65%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)		1.89%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests ("Acquired Funds"). The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Cook & Bynum Capital Management, LLC (the "Adviser") has contractually agreed to reduce fees and/or reimburse the Fund's expenses to the extent that total fund operating expenses exceed 1.88%. This agreement is in effect through February 1, 2013 and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund, except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, including, but not limited to, Acquired Fund Fees and Expenses. The Adviser may be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below an annual rate of 1.88%. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
The Cook & Bynum Fund	192	728	1,291	2,823

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended September 30, 2011, the Fund's portfolio turnover rate was 39% of the average value of its portfolio (excluding the Fund's assets held in cash or cash equivalents, which if considered would lower this turnover rate).

Principal Investment Strategies

The Fund's investment objective is long-term growth of capital. In pursuing this objective, the Fund uses a pure value investing philosophy to build a concentrated portfolio of primarily international and domestic equity securities that meet the following core investment criteria:

•	Circle of Competence: The Fund invests in businesses whose core economics and future prospects the Adviser feels it can understand. Because the Fund will maximize long-term returns by avoiding permanent losses of capital, the Adviser believes that its ability to recognize its limitations is more important than its ability to execute its competencies.

•	Business: The Fund invests in companies that the Adviser believes have durable competitive advantages that produce predictable free cash flows and yield attractive returns on equity for extended periods of time. The Adviser believes that without sustainable competitive advantages a company's prospects are difficult to effectively forecast.

•	People: The Fund seeks to invest in businesses that the Adviser believes have management teams who are capable and trustworthy, think and act like shareholders, employ conservative balance sheet and other accounting policies, and make wise capital allocation decisions.

•	Price: The Fund seeks to invest in companies whose shares are trading at significant discounts to the Adviser's estimates of their intrinsic values.

The Adviser uses fundamental, "bottom-up" research to carefully assess whether an individual company meets these core criteria. This research often includes, but is not limited to, review and analysis of company filings; discussions with management; visits to company facilities; and conversations with the company's customers, competitors, and suppliers. When a company appropriately satisfies the first three of these criteria (Circle of Competence, Business, and People), the Adviser will value the business by projecting the future cash flows expected to be generated by the business and then discounting these "owner earnings" into present-value dollars using an appropriate interest rate. The Fund will buy a company's security only as long as it is trading at a large discount to the Adviser's appraisal of its intrinsic value, which helps to prevent or limit permanent capital loss when the Adviser makes mistakes and to provide outsized returns when it is correct. Additionally, the Adviser prefers to make concentrated investments when it feels that risks are low and potential returns are high, recognizing that bigger stakes can be taken when outcomes are more certain.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks and depository receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. The Fund can invest up to 100% of its assets using this strategy (after accounting for cash needs).In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of its assets in foreign securities from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing stock ideas against cash alternatives and will hold cash and cash equivalents in the absence of other attractive positions. Indeed, it frequently maintains a portion of its total assets in cash and cash equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to take advantage of new investment opportunities.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser's estimated intrinsic value for the company—either because the price of the security has substantially appreciated or because a material adverse change occurred in the business that meaningfully lowered the Adviser's estimate of its intrinsic value. Similarly, the Fund will sell a security if some event or shift in the business or economics of a company materializes that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, based on opportunity cost considerations, the Fund will generally sell relatively overpriced securities to buy relatively underpriced securities as these specific opportunities arise.

Principal Risks
•	General Risks: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

•	Market Risk: Prices of equity securities and the value of the Fund's investments will fluctuate and may decline significantly over short-term or long-term periods.

•	Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security's intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

•	Non-Diversified Portfolio Risk: The Fund is "non-diversified," and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value.

•	Foreign (Non-U.S.) Securities Risk: Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as "emerging markets."

•	Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

•	Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

•	Interest Rate Risk: The Fund's debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

•	Credit Risk: The Fund's debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument's credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

•	High Yield or "Junk" Security Risk: Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO") ("high yield securities" also known as "junk securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

•	Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund's other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

•	Risks of Investing in a Managed Fund: The investment decisions of the Fund's Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

For additional information on the risks of investing in this Fund, please see "Risks of Investing in the Fund" in the Prospectus.

Performance

The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund for the calendar years ended December 31, 2010 and December 31, 2011. The table shows how the average annual total returns compare with those of a relevant market index, the Standard & Poor 500 Index ("S&P 500"). Keep in mind that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com or by calling the Fund's toll-free number at 1-877-839-COBY(2629).

Risk/Return Bar Chart and Table

Annual Returns (For the periods ended December 31, 2010 and December 31, 2011)

During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -6.93% (quarter ending June 30, 2010).
Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns -		1 year	Since Inception		Inception Date
The Cook & Bynum Fund		8.48%	14.08%	[1]	Jul. 01, 2009
The Cook & Bynum Fund Return After Taxes on Distributions		7.62%	13.45%	[1]
The Cook & Bynum Fund Return After Taxes on Distributions and Sale of Fund Shares		6.66%	12.02%	[1]
The Cook & Bynum Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[2]	2.11%	15.50%	[1]
[1]	The Fund commenced operations on July 1, 2009.
[2]	Shareholders should note that the S&P 500 is an unmanaged index that incurs no fees, expenses, or tax consequences—it is shown simply to compare the Fund's performance to a diversified basket of large corporations. The average annual total returns for the S&P 500 presume the reinvestment of all dividends.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all contractual fee waivers in effect, and any contractual expense reimbursements. Without these waivers and reimbursements, performance would have been lower. Past performance (before and after taxes) is not indicative of future results and current performance may be lower or higher than the performance quoted. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Many factors affect performance including changes in market conditions and in response to other economic, political, or financial developments. To obtain the most recent month-end performance, please call the Fund's toll-free number at 1-877-839-COBY(2629).